Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Income tax benefit recognized from net operating losses	¥ 2,944	¥ 1,358	¥ 4,645
Domestic effective statutory tax rate	38.00%	41.00%	41.00%
Net deferred tax assets included in Other assets-Other	145,602	201,244
Net deferred tax liabilities included in Other liabilities	34,082	63,493
Undistributed earnings, No deferred tax provided	2,190
Maximum percentage of operating loss carryforwards usage on current year taxable income	80.00%
Special Reconstruction Corporate Tax, Percentage	10.00%
Decrease in net deferred tax assets	5,510
Increase in income tax expenses	5,510
Decrease in net income to shareholders	13,251
Maximum [Member]
Income Taxes [Line Items]
Corporate income tax rate	30.00%
Minimum [Member]
Income Taxes [Line Items]
Corporate income tax rate	25.50%
U.S. and European subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carryforwards	1,339,383
Between April 1 2004 to March 31 2012 [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	41.00%
Between April 1 2012 to March 31 2015 [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	38.00%
April 1 2015 and thereafter [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	36.00%
Operating loss carryforwards indefinitely [Member] | U.S. and European subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carryforwards	771,418
2013 through 2022 [Member] | U.S. and European subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carryforwards	315,415
2023 and thereafter [Member] | U.S. and European subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 252,550